REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Salaries, consultants, and benefits	$ 2,360	$ 1,885
Professional fees	968	1,111
Investor relations and shareholder information	604	756
Transfer agent and filing fees	222	174
Administrative and office	944	968
Travel	74	233
General and administrative expenses	$ 5,172	$ 5,127